Filed With the Securities and Exchange Commission on February 11, 2000

                                                               File No. 2-73371
                                                               File No. 811-3229

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                       --
         Post-Effective Amendment No.  30
                                       --
                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     29
                           --
                               Scudder Funds Trust
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------
                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

                    Immediately upon filing pursuant to paragraph (b)
        -------

                    On __________ pursuant to paragraph (b)
        -------

                    60 days after filing pursuant to paragraph (a)(1)
        -------

        X           On April 12, 2000 pursuant to paragraph (a)(1)
        -------

                    75 days after filing pursuant to paragraph (a)(2)
        -------

                    on                  pursuant to paragraph (a)(2) of Rule 485
        -------        ----------------


If appropriate, check the following:

                  this post-effective amendment designates a new effective date
        ------    for a previously filed post-effective amendment

SCUDDER
INVESTMENTS(SM)
[LOGO]



--------------------------------------------------------------------------------
BOND/U.S.
--------------------------------------------------------------------------------

Scudder U.S. Income Funds

Scudder Short-Term Bond Fund Fund #022

Scudder Income Fund
Fund #063

Scudder High Yield
Bond Fund
Fund #047

Prospectus
April 12, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder U.S. Income Funds

                       How the funds work

                        2   Short Term Bond Fund

                        6   Income Fund

                       10   High Yield Bond Fund

                       14   Other Policies and Risks

                       15   Who Manages and Oversees the Funds

                       18   Financial Highlights

                       How to invest in the funds

                       22   How to Buy Shares

                       23   How to Exchange or Sell Shares

                       24   Policies You Should Know About

                       29   Understanding Distributions and Taxes

How the funds work


These funds invest mainly in bonds and other types of debt securities.


Taken as a group, they represent a spectrum of approaches to investing for income, from a conservative approach that emphasizes stability of share price to a more aggressive (and more risky) approach that focuses not just on income but total return. Each fund follows its own goal.


Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
                       ticker symbol SCSTX                  fund number 022

Scudder Short-Term Bond Fund
--------------------------------------------------------------------------------


Investment Approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of shareholders' capital. It does this by investing mainly in high quality bonds with short remaining maturities.

The fund can buy many types of income-producing securities, among them corporate bonds, mortgage- and asset-backed securities, government securities, and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted. Mortgage- and asset-backed securities may represent a substantial portion of the fund's assets, because of their potential to offer high yields while also meeting the fund's quality policies.

In deciding which types of securities to buy and sell, the portfolio managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market. In choosing individual bonds, the managers consider how they are structured and use independent analysis.

Although the managers may adjust the fund's average weighted maturity (the effective maturity of the fund's portfolio), they generally intend to keep it below three years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments, and might not use them at all.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES


This fund normally invests at least 65% of assets in two types of bonds: U.S. government securities (including those issued by agencies and instrumentalities), and debt securities in the top two grades of credit quality.

The fund could put up to 35% of assets in bonds of the third and fourth credit grades, which are still considered investment-grade. It can't buy any junk bonds.


                                       2|SCUDDER SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
[ICON] This fund may make sense for investors who want higher yield than a money market fund and can accept some risk to their principal.
--------------------------------------------------------------------------------


Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. The fund's relatively short average weighted maturity should reduce the effect of this risk, but will not eliminate it. Changes in interest rates will also affect the fund's yield: when rates fall, fund yield tends to fall as well.

Mortgage- and asset-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Another example: if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. Both of these examples also involve the risk of capital losses. The result for the fund could be an increase in the volatility of its share price and yield.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o        a bond could decline in credit quality or go into default

o        derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                       3|SCUDDER SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------


The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------
     1990            9.88
     1991           14.38
     1992            5.43
     1993            8.18
     1994           -2.87
     1995           10.74
     1996            3.86
     1997            6.17
     1998            4.34
     1999            0.00


2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000


---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------

                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------

Index: Solomon Brothers Inc. Treasury/Government Sponsored Corporate Index, an unmanaged index of Treasury, government sponsored agency and corporate securities with maturities of 1-3 years.

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}


                                       4|SCUDDER SHORT-TERM BOND FUND

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
 Total Annual Operating Expenses                        0.00%
---------------------------------------------------------------


* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.



     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------

                                       5|SCUDDER SHORT-TERM BOND FUND

--------------------------------------------------------------------------------
                       ticker symbol SCSBX                  fund number 063

Scudder Income Fund
--------------------------------------------------------------------------------


Investment Approach

The fund seeks to provide high income while managing its portfolio in a way that is consistent with the prudent investment of shareholders' capital. It does this by using a flexible investment program that emphasizes high-grade bonds.

The fund can buy many types of income-producing securities, among them corporate bonds (historically the backbone of the portfolio), U.S. government and agency bonds, mortgage- and asset-backed securities, and others. Generally, most are from U.S. issuers, but bonds of foreign issuers are permitted.

The portfolio managers may shift the proportions of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to changes in supply and demand within the bond market.

In choosing individual bonds, the managers use independent analysis to look for bonds that, for example, show improving credit.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and six years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments, and might not use them at all.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES


This fund normally invests at least 65% of assets in bonds of the top three grades of credit quality.

The fund could put up to 20% of assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

                                       6|SCUDDER INCOME FUND

--------------------------------------------------------------------------------
[ICON] This fund -- America's oldest no-load mutual fund -- is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.
--------------------------------------------------------------------------------


Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in its duration would make the fund more sensitive to this risk.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries, or other matters

o a bond could decline in credit quality or go into default; this risk is greater with junk and foreign bonds

o some types of bonds could be paid off substantially earlier than expected, which would hurt the fund's performance; with mortgage- or asset-backed securities, any unexpected behavior in interest rates could hurt performance, increasing the volatility of the fund's share price and yield

o        derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them


                                       7|SCUDDER INCOME FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------


The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

     1990            8.32
     1991           17.32
     1992            6.74
     1993           12.58
     1994           -4.43
     1995           18.54
     1996            3.41
     1997            8.66
     1998            6.11
     1999            0.00


2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000




---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------
                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index, an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}


                                       8|SCUDDER INCOME FUND

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
---------------------------------------------------------------



* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.



     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------


                                       9|SCUDDER INCOME FUND

--------------------------------------------------------------------------------
                       ticker symbol SHBDX                  fund number 047

Scudder High Yield Bond Fund
--------------------------------------------------------------------------------


Investment Approach

The fund seeks to provide high income and, secondarily, capital appreciation. It does this by investing mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of assets could be in bonds from foreign issuers.

In deciding which securities to buy and sell, the portfolio managers rely on extensive independent analysis to look for bonds that may be undervalued. In particular, they look for bonds from three types of issuers:

o young, growing companies that seem to have good business prospects and whose credit is gaining strength

o companies that have stable or growing cash flows and appear able to improve their balance sheets

o established companies that may have been through setbacks but now look to be regaining their financial health, perhaps in conjunction with some type of positive restructuring

Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the companies and industries represented.

Although the managers may adjust the fund's duration (a measure of sensitivity to interest rate movements), they generally intend to keep it between four and eight years. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, or securities), the managers don't intend to use them as principal investments, and might not use them at all.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES


This fund normally invests at least 65% of assets in U.S. junk bonds, which are those below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

The fund could put up to 35% of assets in bonds with higher credit quality, but normally invests less in them.


                                       10|SCUDDER HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
[ICON] This fund may appeal to investors who want higher yields and are not as concerned about risk as more conservative investors.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

For this fund, the main factor is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, high yield bond prices can be vulnerable to bad economic news, or even the expectation of bad news. This may affect a company, an industry, or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds.

Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration, although with high yield bond investments the correlation is not as exact.) An increase in its duration would make the fund more sensitive to this risk.

Because the economy affects corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. Also, to the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

o some types of bonds could be paid off earlier than expected, which would hurt the fund's performance

o        currency fluctuations could cause foreign investments to lose value

o        derivatives could produce disproportionate losses

o in unusual circumstances, the fund might find it hard to value some investments accurately or to get a fair price for them; this risk can be greater for junk bonds than for higher quality bonds


                                       11|SCUDDER HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
[ICON] While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. This page looks at fund performance two different ways: year by year and over time.
--------------------------------------------------------------------------------


The Fund's Track Record

The bar chart shows how the fund's returns have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

---------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
---------------------------------------------------------------

     1997           14.80
     1998            4.52
     1999            0.00




2000 Total Return as of March 31: 0.00%

Best Quarter: 0.00%, Q0 0000     Worst Quarter: -0.00%, Q0 '0000




---------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
---------------------------------------------------------------
                            1 Year      5 Years     10 Years
---------------------------------------------------------------
Fund                          __          __           __
---------------------------------------------------------------
Index                         __          __           __
---------------------------------------------------------------



Index: Merrill Lynch High Yield Master Index, an unmanaged index that broadly reflects corporate bonds that are below investment grade.

In both the chart and the table, total return[s] for [insert year or years] would have been lower if operating expenses hadn't been reduced}


                                       12|SCUDDER HIGH YIELD BOND FUND

How Much Investors Pay

This fund has no sales charge or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses and as a shareholder you pay them indirectly.


---------------------------------------------------------------
Fee Table
---------------------------------------------------------------

Shareholder Fees (paid directly from your investment)    None
---------------------------------------------------------------
Redemption/Exchange Fee, on shares owned less than a
year (as a % of amount redeemed)                        1.00%
---------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------------
Management Fee                                          0.00%
---------------------------------------------------------------
Distribution (12b-1) Fee                                 None
---------------------------------------------------------------
Other Expenses*                                         0.00%
                                                        -------
---------------------------------------------------------------
Total Annual Operating Expenses                         0.00%
---------------------------------------------------------------



* Includes costs of shareholder servicing,custody, accounting services, and similar expenses, which may vary with fund size and other factors.


---------------------------------------------------------------
Expense Example
---------------------------------------------------------------

Based on the costs above, this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.



     1 Year         3 Years         5 Years        10 Years
---------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
---------------------------------------------------------------


                                       13|SCUDDER HIGH YIELD BOND FUND

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, any of these funds could shift up to 100% of their assets into investments such as money market securities. This could prevent losses, but would mean that the funds was not pursuing its goal.

o These funds may trade securities more actively than some other bond funds. This could raise transaction costs (and lower performance) and could mean higher taxable distributions.

o Scudder Kemper measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality changes, the portfolio managers will decide what to do with the security, based on their assessment of what would benefit shareholders most.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The funds' investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.



Fund Name                                         Fee Paid
---------------------------------------------------------------
Scudder Short-Term Bond Fund                        0.00%
---------------------------------------------------------------
Scudder Income Fund                                 0.00%
---------------------------------------------------------------
Scudder High Yield Bond Fund                        0.00%
---------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.



Scudder Short Term Bond Fund                 Scudder Income Fund

     Robert S. Cessine                            Robert S. Cessine
     Co-Lead Portfolio Manager                    Lead Portfolio Manager
        o  Began investment career in              o  Began investment career
             1982                                       in 1982
        o  Joined the adviser in 1993              o  Joined the adviser in 1993
        o  Joined the fund team in                 o  Joined the fund team in
             1998                                     1998

     John E. Dugenske                        Scudder High Yield Bond Fund
     Co-Lead Portfolio Manager
        o  Began investment career in             Kelly D. Babson
           1990                                   Lead Portfolio Manager in 1981
        o  Joined the adviser in 1998              o  Began investment career
        o  Joined the fund team in                    in 1981
           1998                                    o  Joined the adviser in 1994
                                                   o  Joined the adviser in 1994
                                                   o  Joined the fund team in
                                                      1996

The Board

A mutual fund's Board is responsible for the general oversight of each fund's business. A majority of the Board members are not affiliated with Scudder Kemper. These independent members have primary responsibility for assuring that each fund is managed in the best interests of its shareholders.



Lynn S. Birdsong                        George M. Lovejoy, Jr.
   o                                       o  President and Director, Fifty
   o                                          Associates (real estate
                                              corporation)
Henry P. Becton, Jr.
   o  President and General             Wesley W. Marple, Jr.
      Manager, WGBH                        o  Professor of Business
      Educational Foundation                  Administration,
                                              Northeastern University,
Dawn-Marie Driscoll                           College of Business
   o  Executive Fellow, Center                Administration
      for Business Ethics, Bentley
      College                           Kathryn L. Quirk
   o  President, Driscoll                  o  Managing Director of
      Associates (consulting firm)            Scudder Kemper
                                              Investments, Inc.
Peter B. Freeman                           o  Vice President and Assistant
   o  Corporate director and                  Secretary of the fund
      trustee
                                        Jean C. Tempel
                                           o  Venture Partner, Internet
                                              Capital Corp.

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Short Term Bond Fund

[TABLE TO BE INSERTED]

Scudder Income Fund

[TABLE TO BE INSERTED]

Scudder High Yield Bond Fund

[TABLE TO BE INSERTED]

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

      Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."



------------------------------------------------------------------------------------
                   First investment                 Additional investments
------------------------------------------------------------------------------------
                   $2,500 or more for regular        $100 or more for regular
                   accounts                          accounts

                   $1,000 or more for IRAs           $50 or more for IRAs

                                                     $50 or more with an Automatic
                                                     Investment Plan
-----------------------------------------------------------------------------------
By mail or express o  Fill out and sign an         o  Send a check and a Scudder
(see below)           application                     investment slip to us at the
                                                      appropriate address below
                   o  Send it to us at the
                      appropriate address,         o  If you don't have an
                      along with an investment        investment slip, simply include
                      check                           a letter with your name,
                                                      account number, the full
                                                      name of the fund, and your
                                                      investment instructions
------------------------------------------------------------------------------------
By wire            o  Call 1-800-SCUDDER for       o  Call 1-800-SCUDDER for
                      instructions                    instructions
------------------------------------------------------------------------------------
By phone           --                              o  Call 1-800-SCUDDER for
                                                      instructions
------------------------------------------------------------------------------------
With an automatic  --                              o  To set up regular investments
investment plan                                       from a bank checking account,
                                                      call 1-800-SCUDDER
------------------------------------------------------------------------------------
Using QuickBuy     --                               o  Call 1-800-SCUDDER
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[ICON]             Regular mail:
                   The Scudder Funds, PO Box 2291, Boston, MA 02107-2291

                   Express, registered or certified mail:
                   The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

                   Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.



-----------------------------------------------------------------------------------
                   Exchanging into another fund     Selling shares
-----------------------------------------------------------------------------------
                   $2,500 or more to open a new     Some transactions, including
                   account ($1,000 for IRAs)        most for over $100,000, can
                                                    only be ordered in  writing; if
                   $100 or more for exchanges       you're in doubt, see page 26
                   between existing accounts
-----------------------------------------------------------------------------------
By phone or wire   o  Call 1-800-SCUDDER for         o  Call 1-800-SCUDDER for
                      instructions                      instructions
-----------------------------------------------------------------------------------
Using SAIL(TM)     o  Call 1-800- 343-2890 and       o  Call 1-800- 343-2890 and
                      follow the instructions           follow the instructions
-----------------------------------------------------------------------------------
By mail, express   Write a letter that includes:     Write a letter that includes:
or fax (see
[below/ next page) o  the fund, class, and account   o  the fund, class, and account
                      number you're exchanging          number from which you want
                      out of                            to sell shares

                   o  the dollar amount or number    o  the dollar amount or number
                      of shares you want to exchange    of shares you want to sell

                   o  the name and class of the      o  your name(s), signature(s),
                      fund you want to exchange into    and address, as they appear
                                                        on your account
                   o  your name(s), signature(s),
                      and address, as they appear on o  a daytime telephone number your account

                   o  a daytime telephone number
-----------------------------------------------------------------------------------
By wire            o  Call 1-800-SCUDDER for         o  Call 1-800-SCUDDER for
                      instructions                      instructions
-----------------------------------------------------------------------------------
With an automatic  --                                o  To set up regular cash
withdrawal plan                                         payments from a Scudder
                                                        account, call 1-800-SCUDDER
-----------------------------------------------------------------------------------
                   --
Using QuickSell                                      o  Call 1-800-SCUDDER
-----------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------


Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business on each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, with Scudder Short Term Bond Fund, wire transactions that arrive by 12:00 noon eastern time will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

--------------------------------------------------------------------------------
[ICON]  The Scudder Web site can be a valuable resource for shareholders with
         Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------


SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

Checkwriting, available on Scudder Short Term Bond Fund, lets you sell shares of that fund by writing a check. Your investment keeps earning dividends until your check clears. Please note that you should not write checks for less than $100, and that we can't honor any check larger than your balance at the time the check is presented to us. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is presented.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires.
The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

--------------------------------------------------------------------------------
[ICON]  If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

How the funds calculate share prices

For each fund in this prospectus, the price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:



            TOTAL ASSETS - TOTAL LIABILITIES
          ----------------------------------    = NAV
          TOTAL NUMBER OF SHARES OUTSTANDING



The price at which you sell shares is also the NAV, except that Scudder High Yield Bond Fund charges a 1.00% redemption/exchange fee on shares owned less than one year. You won't be charged this fee if you're investing in an employer-sponsored retirement plan that is set up directly with Scudder. If your employer-sponsored retirement plan is through a third-party investment provider, or if you are investing through an IRA or other individual retirement plan, the fee will apply. Certain other types of accounts may also be eligible for this waiver.

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash. A fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less (Scudder Short Term Bond Fund does not expect to make redemptions in kind)

o change, add or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------


Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

o Income: declared daily and paid monthly except for Scudder Income Fund, which declares and pays them in March, June, September and December.

o Long-term and short-term capital gains: December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:



Generally taxed at ordinary income rates
-----------------------------------------------------------------
o  short-term capital gains from selling fund shares
-----------------------------------------------------------------
o  taxable income dividends you receive from a fund
-----------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund
-----------------------------------------------------------------

Generally taxed at capital gains rates
-----------------------------------------------------------------
o  long-term capital gains from selling fund shares
-----------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
-----------------------------------------------------------------


Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

To Get More Information


Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statements of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The [SAI/SAIs] [is/are] incorporated by reference into this document (meaning that its legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.



                      Scudder Funds                   SEC
                      PO Box 2291                     450 Fifth Street, N.W.
                      Boston, MA 02107-2291           Washington, DC 20549-6009
                      1-800-SCUDDER                   1-800-SEC-0330

                      www.scudder.com                 www.sec.gov





Fund Name                                        SEC File #
---------------------------------------------------------------
Scudder Short-Term Bond Fund                      811-03229
---------------------------------------------------------------
Scudder Income Fund                               811-00042
---------------------------------------------------------------
Scudder High Yield Bond Fund                      811-00042
---------------------------------------------------------------

[INSERT SAI]


                          SCUDDER SHORT TERM BOND FUND
                         A series of Scudder Funds Trust

                      Diversified Mutual Fund Series which
       Seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of shareholders' capital. It does this by investing mainly in bonds with short remaining maturities.






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 12, 2000




--------------------------------------------------------------------------------



         This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Short Term Bond Fund dated April 12, 2000, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         The Annual Report to Shareholders for Scudder Short Term Bond Fund dated December 31, 1999, is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information.



                                TABLE OF CONTENTS
                                                                                                                   Page



THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         Investment Objective and Policies............................................................................1
         High Quality Securities......................................................................................2
         Master/feeder structure......................................................................................3
         Specialized Investment Techniques............................................................................3
         Investment Restrictions.....................................................................................25

PURCHASES............................................................................................................26
         Additional Information About Opening An Account.............................................................26
         Minimum balances............................................................................................27
         Additional Information About Making Subsequent Investments..................................................27
         Additional Information About Making Subsequent Investments by QuickBuy......................................27
         Checks......................................................................................................28
         Wire Transfer of Federal Funds..............................................................................28
         Share Price.................................................................................................28
         Share Certificates..........................................................................................29
         Other Information...........................................................................................29

EXCHANGES AND REDEMPTIONS............................................................................................29
         Exchanges...................................................................................................29
         Redemption by Telephone.....................................................................................30
         Redemption By QuickSell.....................................................................................31
         Redemption by Mail or Fax...................................................................................31
         Redemption by "Write-A-Check"...............................................................................31
         Other Information...........................................................................................32

FEATURES AND SERVICES OFFERED BY THE FUNDS...........................................................................32
         No-Load Concept.............................................................................................32
         Internet access.............................................................................................33
         Dividends and Capital Gains Distribution Options............................................................34
         Scudder Investor Centers....................................................................................34
         Reports to Shareholders.....................................................................................34
         Transaction Summaries.......................................................................................35

THE SCUDDER FAMILY OF FUNDS..........................................................................................35

SPECIAL PLAN ACCOUNTS................................................................................................43
         Scudder Retirement Plans: Profit-Sharing and Money Purchase Pension Plans for Corporations
         and Self-Employed Individuals...............................................................................43
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals.........43
         Scudder IRA:  Individual Retirement Account.................................................................43
         Scudder Roth IRA:  Individual Retirement Account............................................................44
         Scudder 403(b) Plan.........................................................................................45
         Automatic Withdrawal Plan...................................................................................45
         Group or Salary Deduction Plan..............................................................................45
         Automatic Investment Plan...................................................................................46
         Uniform Transfers/Gifts to Minors Act.......................................................................46

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................46

PERFORMANCE INFORMATION..............................................................................................46
         Average Annual Total Return.................................................................................47
         Cumulative Total Return.....................................................................................47
         Total Return................................................................................................48
         SEC Yields..................................................................................................48
         Comparison of Fund Performance..............................................................................48

ORGANIZATION OF THE FUNDS............................................................................................52
         Personal Investments by Employees of the Adviser............................................................56

                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                   Page

TRUSTEES AND OFFICERS................................................................................................56

REMUNERATION.........................................................................................................58
         Responsibilities of the Board -- Board and Committee Meetings...............................................58
         Compensation of Officers and Trustees.......................................................................58

DISTRIBUTOR..........................................................................................................59

TAXES................................................................................................................50

PORTFOLIO TRANSACTIONS...............................................................................................64
         Brokerage Commissions.......................................................................................64
         Portfolio Turnover..........................................................................................65

NET ASSET VALUE......................................................................................................65

ADDITIONAL INFORMATION...............................................................................................66
         Experts.....................................................................................................66
         Other Information...........................................................................................67

FINANCIAL STATEMENTS.................................................................................................68

RATINGS OF CORPORATE BONDS...........................................................................................68

GLOSSARY ............................................................................................................70


                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES



         Scudder Funds Trust, a Massachusetts business trust is referred to herein as the "Trust" of which Scudder Short Term Bond Fund ("Short Term Bond Fund" or the "Fund") is a diversified, no-load series. The Trust is an open-end management investment company which continuously offers and redeems its shares at net asset value. The Fund is a company of the type commonly known as a mutual fund.

         Because of the Fund's investment considerations discussed herein and its investment policies, investment in shares of the Fund is not intended to provide a complete investment program for an investor. The value of the Fund's shares when sold may be higher or lower than when purchased.

         Unless otherwise stated, the Fund's objective and policies, are not fundamental and may be changed without a shareholder vote. There can be no assurance that the Fund will achieve its investment objective.

Investment Objective and Policies

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as hedging, etc.) or a financial instrument which the Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         Short Term Bond Fund seeks to provide high income while managing its portfolio in a way that is consistent with maintaining a high degree of stability of shareholders' capital. It does this by investing mainly in bonds with short remaining maturities. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. Within this limitation, the Fund may purchase individual securities with remaining stated maturities of greater than three years.

         The Fund invests at least 65% of its net assets in a managed portfolio of bonds consisting of:

o        U.S. Government securities,  including bonds, notes and bills issued by
         the  U.S.   Treasury,   and   securities   issued   by   agencies   and
         instrumentalities of the U.S. Government;

o        Corporate debt securities, such as bonds, notes and debentures;

o        Mortgage-backed securities; and

o        Other asset-backed securities.

         Other eligible investments for the Fund are as follows:

o Money market instruments which are comprised of commercial paper, bank obligations (i.e., certificates of deposit and bankers' acceptances) and repurchase agreements;

o        Privately placed obligations (including restricted securities); and

o Foreign securities, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks.

         In addition,  the Fund may  purchase  indexed  securities,  zero coupon securities, trust preferred securities, warrants, illiquid securities, securities on a when-issued or forward delivery basis and may engage in currency transactions, reverse repurchase agreements and dollar roll transactions and strategic transactions. See "Specialized Investment Techniques" and "Investment Restrictions" for more information.

         To meet its objective, the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), actively manages the Fund's portfolio. Investment decisions are based on general economic and financial trends, such as domestic and international economic developments, the outlook for the securities markets, the level of interest rates and inflation, the supply and demand of debt securities, and other factors. The composition of the Fund's portfolio is also determined by individual security analysis. The Adviser's team of experienced credit analysts actively monitors the credit quality of the investments of the Fund.

         The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to reduce principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity. The Fund's share price tends to rise as interest rates decline and decline as interest rates rise. In periods of rising interest rates and falling bond prices, the Adviser may shorten the Fund's average maturity to minimize the effect of declining bond values on the Fund's net asset value. Conversely, during times of falling rates and rising prices, a longer average maturity of up to three years may be sought. When the Adviser believes economic or other conditions warrant, for temporary defensive purposes the Fund may 100% of its assets in money market securities. It is impossible to accurately predict for how long such alternative strategies will be utilized.

         The Fund's securities generally offer less current yield than securities of lower quality (rated below BBB/Baa) or longer maturity, but lower-quality securities generally have less liquidity, and tend to have greater credit and market risk, and consequently more price volatility.

         It is against the Fund's policy to make changes in the portfolio for short-term trading purposes. However, the Fund may take advantage of opportunities provided by temporary dislocations in the market to maintain principal stability or enhance income.

High Quality Securities

         The Fund emphasizes high quality investments. At least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest ratings categories of Standard & Poor's Corporation ("S&P") (AAA or AA) or Moody's Investors Service, Inc. ("Moody's") (Aaa or Aa) or, if not rated, judged to be of comparable quality by the Adviser. In addition, the Fund will not invest in any debt security rated at the time of purchase lower than BBB by S&P or Baa by Moody's, or of equivalent quality as determined by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

         The U.S. Government securities in which the Fund may invest include (1) securities issued and backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills, notes and bonds; (2) securities, including mortgage-backed securities, issued by an agency or instrumentality of the U.S. Government, including those backed by the full faith and credit of the U.S. Government, such as securities of the Export-Import Bank of the United States, the General Services Administration and the Government National Mortgage Association, and those issued by agencies and instrumentalities, such as Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation which, while neither direct obligations of nor guaranteed by the U.S. Government, are backed by the credit of the issuer itself and may be supported as well by the issuer's right to borrow from the U.S. Treasury; and (3) securities of the U.S. Government, its agencies or instrumentalities on a when-issued or forward delivery basis. In addition, the Fund may invest in repurchase agreements with respect to U.S. Government securities.

Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Specialized Investment Techniques

Mortgage-Backed Securities and Mortgage Pass-Through Securities. The Fund may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of mortgage-related securities and increasing their price volatility, affecting the price volatility of Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs"). The Fund may invest in CMOs which are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations. The Fund may invest in FHLMC CMOs which are debt obligations of FHLMC issued in multiple classes having different maturity dates and are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the

CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities. The Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Short Term Bond Fund will limit its purchases of mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid, in accordance with the nonfundamental investment restriction on securities which are not readily marketable discussed below. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with Short Term Bond Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARS(SM)"). CARS(SM) represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         The Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 (the "1933 Act") may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

Illiquid Securities. The Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Funds' net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. A Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security;

and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer).

Convertible Securities. The Fund may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which Short Term Bond Fund may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Trust Preferred Securities. The Fund may invest in Trust Preferred Securities, which are hybrid instruments issued by a special purpose trust (the "Special Trust"), the entire equity interest of which is owned by a single issuer. The proceeds of the issuance to the Fund of Trust Preferred Securities are typically used to purchase a junior subordinated debenture, and distributions from the Special Trust are funded by the payments of principal and interest on the subordinated debenture.

         If payments on the underlying junior subordinated debentures held by the Special Trust are deferred by the debenture issuer, the debentures would be treated as original issue discount ("OID") obligations for the remainder of their term. As a result, holders of Trust Preferred Securities, such as the Fund, would be required to accrue daily for Federal income tax purposes, their share of the stated interest and the de minimis OID on the debentures (regardless of whether the Fund receives any cash distributions from the Special Trust), and the value of Trust Preferred Securities would likely be negatively affected. Interest payments on the underlying junior subordinated debentures typically may only be deferred if dividends are suspended on both common and preferred stock of the issuer. The underlying junior subordinated debentures generally rank slightly higher in terms of payment priority than both common and preferred securities of the issuer, but rank below other subordinated debentures and debt securities. Trust Preferred Securities may be subject to mandatory prepayment under certain circumstances. The market values of Trust Preferred Securities may be more volatile than those of conventional debt securities. Trust Preferred Securities may be issued in reliance on Rule 144A under the Securities Act of 1933, as amended, and, unless and until registered, are restricted securities; there can be no assurance as to the liquidity of Trust Preferred Securities and the ability of holders of Trust Preferred Securities, such as the Fund, to sell their holdings.

Real Estate Investment Trusts. The Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 as amended (the "Code"), and to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Zero Coupon Securities. The Fund may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities which are convertible into common stock offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities usually follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" (TIGRS(TM)) and Certificate of Accrual on Treasuries (CATS(TM)). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Fund, most likely will be deemed the beneficial holder of the underlying U.S. Government securities. The Fund understands that the staff of the Division of Investment Management of the SEC no longer considers such privately stripped obligations to be U.S. Government securities, as defined in the 1940 Act.

         The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself (see "TAXES").

Indexed Securities. The Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

Dollar Roll Transactions. The Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker/dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

         The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

         Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

         The entry into dollar rolls involves potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

         The Trustees of the Trust, on behalf of Short Term Bond Fund, have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Fund will engage in such transactions only with banks and broker/dealers selected pursuant to such guidelines.

Repurchase Agreements. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations a Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P.

         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Funds' custodian or in the Federal Reserve Book Entry System.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to that Fund of its sale of the securities underlying the repurchase agreement to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

         The Fund may enter into repurchase commitments with any party deemed creditworthy by the Adviser, including foreign banks and broker/dealers, if the transaction is entered into for investment purposes and the counterparty's creditworthiness is at least equal to that of issuers of securities which the Fund may purchase. Such transactions may not provide the Fund with collateral marked-to-market during the term of the commitment.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Warrants. The Fund may invest in warrants up to 5% of the value of its total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

When-Issued Securities. The Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. The price of such securities, which is generally expressed in yield terms, is generally fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest on the when-issued or forward delivery security accrues to a Fund. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, a Fund will earn no income; however, it is intended that a Fund will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by their purchase of securities on a when-issued or forward delivery basis. The Fund will establish a segregated account for commitments for when-issued or forward delivery securities as described above.

Euro conversion. The new European currency, the Euro, may result in uncertainties for European securities and operation of the Fund. The Euro was introduced on January 1, 1999 by eleven countries of the European Economic and Monetary Union (EMU). The introduction of the Euro requires the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. The Adviser is working to address Euro-related issues and understands that other key service providers are taking similar steps. However, at this time no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a fund holdings is negative, it could hurt the fund's performance. Additional questions are raised by the fact that certain other European Community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

Foreign Securities. The Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities. A shareholder of the Fund will not be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.


Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and
(2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.


Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers and are required to be secured continuously by collateral in cash or liquid assets maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund will continue to receive the equivalent of any distributions paid by the issuer on the securities loaned and will also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans will be made only to firms deemed by the Adviser to be of good standing. The value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.


Strategic Transactions and Derivatives. The Fund may, but are not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of the fixed-income securities in the Fund's portfolio or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management, and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed, with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Funds segregate cash or liquid assets with its custodian to the extent that obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated cash or liquid assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.




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Investment Restrictions

         The following restrictions are fundamental policies and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this combined Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

         The Fund has elected to be classified as a diversified series of an open-end management investment company. In addition, as a matter of fundamental policy, the Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities;

         (6) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         (7) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

         As a matter of non-fundamental policy the Fund does not currently intend to:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (3) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (4) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (5) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (6) lend portfolio securities in an amount greater than 5% of its total assets.

         Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes. In addition, for the Fund's policy regarding its investments in the securities of issuers having their principal business activities in the same industry, collateralized mortgage obligations and asset-backed securities are considered to be separate industries.

                                    PURCHASES



Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number.

The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         The Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Fund's shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

         The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Fund at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS



Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line"(SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Policies You Should Know About -- Signature guarantees" in a Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day will ordinarily be executed at respective net asset values determined on that day. Exchange orders received after the close of trading will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust, the Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) planholders) who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone   redemption  is  not   available   with  respect  to  shares
represented by share certificates or shares held in IRA accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven days of payment for shares tendered for redemption may result but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information please call 1-800-225-5163.

Redemption by "Write-A-Check"

         All new investors and existing shareholders of the Fund who apply to the Custodian for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder will receive daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's books for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. Short Term Bond Fund pays the bank charges for this service. However, the Fund will review the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service would be appropriate. The Trust, on behalf of Short Term Bond Fund, the Transfer Agent and the Custodian each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure. Checks will be returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Potential fluctuations in the per share value of Short Term Bond Fund should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Other Information

         If the shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed may be more or less than a shareholder's cost depending upon the net asset value at the time the redemption is made. The Trust does not impose a redemption charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The determination of net asset value, and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on said Exchange is restricted, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Trust may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the Securities and Exchange Commission ("SEC") (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c) or
(d) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS



No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase pure no-load to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.



Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.



Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password.

As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.



Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in the Funds' prospectuses for the address.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.



Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                          THE SCUDDER FAMILY OF FUNDS


         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds.

MONEY MARKET

         Scudder U.S. Treasury Money Fund

         Scudder Cash Investment Trust

         Scudder Money Market Series+

         Scudder Government Money Market Series+

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund

         Scudder Tax Free Money Market Series+

         Scudder California Tax Free Money Fund*

         Scudder New York Tax Free Money Fund*

TAX FREE

         Scudder Limited Term Tax Free Fund

         Scudder
         Medium    Term
         Tax Free Fund

         Scudder Managed Municipal Bonds

         Scudder High Yield Tax Free Fund

         Scudder California Tax Free Fund*

         Scudder Massachusetts Limited Term Tax Free Fund*

         Scudder Massachusetts Tax Free Fund*

         Scudder New York Tax Free Fund*

         Scudder Ohio Tax Free Fund*


---------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

U.S. INCOME

         Scudder Short Term Bond Fund

         Scudder GNMA Fund

         Scudder Income Fund

         Scudder Corporate Bond Fund

         Scudder High Yield Bond Fund

GLOBAL INCOME

         Scudder Global Bond Fund

         Scudder International Bond Fund

         Scudder Emerging Markets Income Fund

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio

         Scudder Pathway Series: Balanced Portfolio

         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME

         Scudder Balanced Fund

         Scudder Dividend & Growth Fund

         Scudder Growth and Income Fund

         Scudder Select 500 Fund

         Scudder 500 Index Fund

         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value

         Scudder Large Company Value Fund

         Scudder Value Fund**

         Scudder Small Company Value Fund

         Scudder Micro Cap Fund


---------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

     Growth

         Scudder Classic Growth Fund**

         Scudder Large Company Growth Fund

         Scudder Select 1000 Growth Fund

         Scudder Development Fund

         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide

         Scudder Global Fund

         Scudder International Value Fund

         Scudder International Growth and Income Fund

         Scudder International Fund***

         Scudder International Growth Fund

         Scudder Global Discovery Fund**

         Scudder Emerging Markets Growth Fund

         Scudder Gold Fund

     Regional

         Scudder Greater Europe Growth Fund

         Scudder Pacific Opportunities Fund

         Scudder Latin America Fund

         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series

         Scudder Financial Services Fund

         Scudder Health Care Fund

         Scudder Technology Fund


---------------
***      Only the International Shares are part of the Scudder Family of Funds.

SCUDDER PREFERRED SERIES

         Scudder Tax Managed Growth Fund

         Scudder Tax Managed Small Company Fund



------------------
+ The institutional class of shares is not part of the Scudder Family of Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Certain Sudder funds or classes thereof may not be available for purchases or exchange. For more information, please call 1-800-225-5163




                              SPECIAL PLAN ACCOUNTS

         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.



Scudder Roth IRA: Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Policies You Should Know About -- Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income (defined under "GLOSSARY") which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment, after paying the related income taxes for which shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.") If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such a tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such amount or less than substantially all of its investment company taxable income.

         Dividends will be declared daily and distributions of net investment income will be made monthly. Distributions of net realized capital gains, if any, will be made in November or December to prevent application of a federal excise tax. An additional distribution may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.


                             PERFORMANCE INFORMATION


         From time to time, quotations of the Funds' performances may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average annual total return is the average annual compounded rate of return for the periods of one year, five years, and ten years, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

          Where:
                    T        =      average annual total return
                    P        =      a hypothetical initial investment of $1,000
                    n        =      number of years
                    ERV      =      ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


         Average Annual Total Return for periods ended December 31, 1999

                                    One Year         Five Years        Ten Years

Short Term Bond Fund                 x.xx%*            x.xx%            x.xx%(1)


       (1) The foregoing average annual total return includes the period prior to July 3, 1989, during which the Fund operated under the investment objective and policies of Scudder Target Fund General 1994 Portfolio. Average annual total return figures for the periods prior to July 3, 1989 should not be considered representative of the present Fund. Since adopting its current objective, the Fund's average annual return is 6.77%.

        * If the Adviser had not maintained expenses, the average annual total return for the one year period would have been lower.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
         Where:
                      C        =    cumulative total return
                      P        =    a hypothetical initial investment of $1,000
                    ERV        =    ending  redeemable  value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

           Cumulative Total Return for periods ended December 31, 1998

                                   One Year         Five Years        Ten Years

Short Term Bond Fund               x.xx%*              x.xx%            x.xx%(1)

       (1) The foregoing cumulative total return includes the period prior to July 3, 1989, during which the Fund operated under the investment objective and policies of Scudder Target Fund General 1994 Portfolio. Cumulative total return figures for the periods prior to July 3, 1989 should not be considered representative of the present Fund. Since adopting its current objective, the Fund's cumulative return is 86.39%.

        * If the Adviser had not maintained expenses, the average annual total return for the one year period would have been lower.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.



Yields


         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield, sometimes referred to as the Fund's "SEC yield," is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((a-b)/cd + 1)^6 - 1]

         Where:
                    a        =      dividends  and  interest  earned  during the
                                    period.
                    b        =      expenses  accrued  for  the  period  (net of
                                    reimbursements).
                    c        =      the   average   daily   number   of   shares
                                    outstanding  during  the  period  that  were
                                    entitled to receive dividends.
                    d        =      the maximum  offering price per share on the
                                    last day of the period.


         The SEC net annualized yield for the 30-day period ended March 31, 1999 was x.xx%.


         Quotations of a Fund's performance are based on historical earnings and are not intended to indicate future performance of a Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of a Fund's expenses. In periods of declining interest rates a Fund's quoted yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's quoted yield will tend to be somewhat lower.

Comparison of Fund Performance




         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.


         The Funds may be advertised as an investment choice in Scudder's college planning program.


         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds.

                            ORGANIZATION OF THE FUNDS



         The Fund is a diversified series of Scudder Funds Trust, a Massachusetts business trust established under a Declaration of Trust dated July 24, 1981, as amended. The name of the Trust was changed, effective July 3, 1989, from Scudder Target Fund to Scudder Funds Trust. On December 23, 1987 the par value of the shares of beneficial interest of the Trust was changed from no par value to $.01 par value per share. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $.01 par value, issued in separate series. Each share of each series represents an equal proportionate interest in that series with each other share of that series. Shareholders have one vote for each share held on matters on which they are entitled to vote.

         Effective as of July 3, 1989, two series of the Trust, the General 1990 Portfolio and U.S. Government 1990 Portfolio, sold their assets to another series of the Trust, the General 1994 Portfolio, in exchange for shares of the 1994 Portfolio, as approved by shareholders on June 26, 1989. Effective as of the same date, the General 1994 Portfolio changed its name to Scudder Short Term Bond Fund and changed its investment objectives from current income, capital preservation and possible capital appreciation to its current investment objective.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment management agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees have the authority to designate additional series and to designate the relative rights and preferences as between the different series. All shares issued and outstanding will be fully paid and non-assessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.

         The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER



         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc. and The Japan Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The transaction between Scudder and Zurich resulted in the assignment of the Funds' investment management agreements with Scudder, those agreements were deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, the Trustees approved new investment management agreements between the Funds and the Adviser on August 6, 1997. At the special meeting of the Funds' shareholders held on October 27, 1997, the shareholders also approved the investment management agreements. The investment management agreements became effective as of December 31, 1997.

         On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.

         Upon consummation of this transaction, the Fund's existing investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board has approved a new investment management agreement (the "Agreement") with Scudder Kemper, which is substantially identical to the current investment management agreement, except for the dates of execution and termination. The Agreement became effective September 7, 1998, upon the termination of the then current investment management agreement and was approved at a shareholder meeting held on December 15, 1998.

         The Agreements dated September 7, 1998 were approved by the Trustees on August 10, 1998. The Agreements will continue in effect until September 30, 1999 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

         Under the Agreement, the Adviser regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act, the Internal Revenue Code of 1986 and the Fund's investment objectives, policies and restrictions, as each may be amended, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committee of the Trustees regarding the conduct of the business of the Trust.

         Under the Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies for the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting a Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses of the Trust except those for attending Board and committee meetings outside New York, New York or Boston, Massachusetts of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to a Fund, the services of the Adviser's directors, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

         For these services, Short Term Bond Fund pays the Adviser a fee at an annual rate of 0.60% of the first $500 million of average daily net assets, 0.50% of the next $500 million of such assets, 0.45% of the next $500 million of such assets, 0.40% of the next $500 million of such assets, 0.375% of the next $1 billion of such assets and 0.35% of such assets in excess of $3 billion. For the fiscal years ended December 31, 1996 and 1997 the investment management fees for Short Term Bond Fund amounted to $8,232,708 and $6,769,577, respectively. Effective October 1, 1998, the Adviser had agreed not to impose all or a portion of the Fund's management fee until September 30, 1999 in order to maintain the annualized expenses of the Fund at not more than 0.85% of average daily net assets. For the fiscal year ended December 31, 1998, the Adviser did not impose a portion of its management fee amounting to $6,802, and the amount imposed was $5,843,775. This was equivalent to an annualized effective rate of 0.54% of the Fund's daily net assets. During the year ended December 31, 1998, the Adviser reimbursed the Fund $12,808,543 for losses incurred in connection with certain portfolio transaction, and in addition $150,000 has been credited to capital and is due from the Adviser at December 31, 1998.

         The fees are payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.

         The yield on shares of a Fund will be increased to the extent that the Adviser maintains a Fund's expenses, and thereafter will be reduced to the extent that full payment by a Fund of the fee and expenses is instituted.

         Under the Agreement, the Fund is responsible for all of its other expenses including: fees and expenses incurred in connection with membership in investment company organizations; brokerage commissions; legal, auditing or accounting expenses; taxes or governmental fees; the fees and expenses of the Transfer Agent; and any other expenses, including clerical expense, of issue, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fee or disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify officers and Trustees of the Trust with respect thereto.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of the Agreements and in discussions with the Adviser concerning the Agreements, Trustees who are not "interested persons" of the Trust or the Adviser are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers may have dealings with the Funds as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Funds.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                                                Position with
                                                                                                Underwriter,
Name, Age                              Position              Principal                          Scudder Investor
and Address                            with Trust            Occupation**                       Services, Inc.
-----------                            ----------            ------------                       --------------


Lynn S. Birdsong (--  )+*=             President and         Managing Director of Scudder
                                       Trustee               Kemper Investments, Inc.

Henry P. Becton, Jr. (56)              Trustee               President and General Manager,    --
125 Western Ave.                                             WGBH Educational Foundation
Allston, MA  02134

Dawn-Marie Driscoll (53)               Trustee               Executive Fellow, Center for       --
4909 SW 9th Place                                            Business Ethics, Bentley
Cape Coral, FL  33914                                        College; President, Driscoll
                                                             Associates (consulting firm)

Peter B. Freeman (67)                  Trustee               Corporate Director and Trustee     --
100 Alumni Avenue
Providence, RI  02906


                                       56

                                                                                                Position with
                                                                                                Underwriter,
Name, Age                              Position              Principal                          Scudder Investor
and Address                            with Trust            Occupation**                       Services, Inc.
-----------                            ----------            ------------                       --------------

George M. Lovejoy, Jr. (70)#           Trustee               President and Director, Fifty     --
50 Congress Street                                           Associates (real estate
Suite 543                                                    investment trust)
Boston, MA  02109

Wesley W. Marple, Jr. (68)#            Trustee               Professor of Business             --
Northeastern University                                      Administration
413 Hayden Hall                                              Northeastern University, College
360 Huntington Ave.                                          of Business Administration
Boston, MA  02115

Kathryn L. Quirk (47)*#++              Trustee, Vice         Managing Director of Scudder       Director, Senior Vice
                                       President and         Kemper Investments, Inc.           President, Chief Legal
                                       Assistant Secretary                                      Officer and Assistant
                                                                                                Clerk

Jean C. Tempel (57)                    Trustee               Venture Partner, Internet          --
Internet Capital Group                                       Capital Group Corp.
Ten Post Office Square
Suite 1325
Boston, MA  02109-4603

John R. Hebble (41)+                   Treasurer             Senior Vice President of Scudder   Assistant Treasurer
                                                             Kemper Investments, Inc.

Robert S. Cessine (  )                 Vice President

John E. Dugenske()                     Vice President

Ann M. McCreary (43)++                 Vice President        Managing Director of Scudder       _
                                                             Kemper Investments, Inc.

Caroline Pearson (38)+                 Assistant Secretary   Senior Vice President of Scudder   Clerk
                                                             Kemper Investments, Inc.,
                                                             Associate, Dechert Price &
                                                             Rhoads (law firm) 1989-1997



* Mr. Birdsong and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of the Trust, within the meaning of the 1940 Act.


** Unless otherwise stated, all Officers and Trustees have been associated with their respective company for more than five years but not necessarily in the same capacity.

# Messrs. Birdsong, Freeman, and Lovejoy and Ms. Quirk are members of the Executive Committee, which may exercise all of the powers of the Trustees when the Trustees are not in session.

+        Address:  Two International Place, Boston, Massachusetts 02110
++       Address:  345 Park Avenue, New York, New York  10154


         As of March 31, 2000, all Trustees and officers of Short Term Bond Fund as a group owned beneficially (as that term is defined under Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding shares of the Fund.





         To the knowledge of the Fund, as of March 31, 2000, no person owned beneficially more than 5% of Short Term Bond Fund's outstanding shares except as stated above.



         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from the Funds of Scudder Portfolio Trust: an annual Trustee's fee of $2,400 for a Fund in which total net assets do not exceed $100 million; $4,800 for a Fund in which total net assets exceed $100 million but do not exceed $1 billion and $7,200 for a Fund in which total net assets exceed $1 billion; a fee of $150 for attendance at each board meeting, audit committee meeting or other meeting held for the purposes of considering arrangements between the Trust on behalf of the Fund and the Adviser or any affiliate of the Adviser; $75 for all other committee meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trust and from all of the Scudder funds as a group. In 1999, the Trustees of Scudder Funds Trust met xx times.

Name                             Scudder Funds Trust*                     All Scudder Funds
----                             --------------------                     -----------------
Henry Becton, Jr.,                    $6,755                             $140,000 (30 funds)
Trustee

Dawn-Marie Driscoll,                  $7,157                             $150,000 (30 funds)
Trustee

Peter B. Freeman,                     $6,791                             $179,782 (47 funds)
Trustee

George M. Lovejoy, Jr.,               $6,791                             $153,200 (30 funds)
Trustee

Wesley W. Marple, Jr.,                $6,791                             $140,000 (30 funds)
Trustee

Jean C. Tempel, Trustee               $6,791                             $140,000 (30 funds)


* Scudder Funds Trust consisted of two Funds in 1998: Scudder Short Term Bond Fund and Scudder Zero Coupon 2000 Fund. Scudder Zero Coupon 2000 Fund was reorganized into Scudder Short Term Bond Fund on April 9, 1999.

     Members of the Board of Trustees who are employees of Scudder or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of Scudder, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

     No fees were incurred by the Funds with respect to the alliance with B.A.T.


                                   DISTRIBUTOR

         The Trust, on behalf of the Fund, has an underwriting agreement with Scudder Investor Services, Inc., Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated September 7, 1998 remains in effect from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The continuance of the underwriting agreement was most recently approved by the Trustees on August 10, 1998 and will continue in effect until September 30, 1999.

         Under the underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in the various states as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issue taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemption's (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of Fund shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Trust.

         Note: Although the Fund does not have a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES



         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, or a predecessor statute and has qualified as such since its inception. The Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are not expected to comprise a substantial part of either of the Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA ($2,000 per individual for married couples if only one spouse has earned income) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Investor income received by a Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate those foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If a call option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

         Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock.

The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

         Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price), including tax-exempt market discount bonds, held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

         The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of a Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions


Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Adviser or the Fund in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser will not place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research services from broker/dealers may be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


         The portfolio turnover rate is defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities with maturities at time of acquisition of one year or less. The portfolio turnover rate for Short Term Bond Fund was 39.4%, 95.4% and x.xx% for the fiscal years ended December 31, 1997,1998 and 1999 respectively.


         Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective.

                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security will be valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq system, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

         The Financial highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Fund in accordance with generally accepted auditing standards, and the preparation of federal tax returns.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust and a disclaimer stating that each series shall not be liable for the obligations of any other series. The
Declaration of Trust also provides for indemnification out of the Trust's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Other Information

         Short Term Bond Fund's CUSIP number is 810902-20-5.

         The Fund has a fiscal year ending on December 31.

         Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.

         PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, serves as independent accountants to the Trust.

         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Funds.

         Short Term Bond Fund pays Scudder Fund Accounting Corporation an annual fee equal to .025% of the first $150 million of average daily net assets, .0075% of such assets in excess of $150 million up to $1 billion and .0045% of such assets in excess of $1 billion, plus transaction holding charges.


         For the fiscal year ended December 31, 1997, 1998 and 1999 Short Term Bond Fund incurred charges of $173,925, $158,205 and $xxx,xxx, respectively, of which $xx,xxx was unpaid on December 31, 1999.

         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund. The Fund pays Scudder Service Corporation an annual fee for the account maintained as a participant. Short Term Bond Fund pays Scudder Service Corporation an annual fee of $26.00 for each account maintained for a shareholder.

         For the fiscal year ended  December 31, 1997,  1998 and 1999 Short Term
Bond  Fund  incurred   charges  of  $1,966,378,   $1,628,687   and   $x,xxx,xxx,
respectively, of which $xxx,xxx was unpaid on December 31, 1999.


         The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

         Scudder Trust Company, an affiliate of the Adviser, provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Annual service fees are paid by a Fund to

Scudder Trust Company for such accounts. Short Term Bond Fund pays Scudder Trust Company a fee of $29.00 for each account maintained.


         For the fiscal year ended December 31, 1997, 1998 and 1999 Short Term Bond Fund incurred charges of $ $611,127, $561,842 and $x,xxx,xxx, respectively, of which $xx,xxx was unpaid on December 31, 1999.


         The name "Scudder Funds Trust" is the designation of the Trust for the time being under a Declaration of Trust dated June 24, 1981, as amended from time to time, and all persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of the Trust. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of a Fund for the enforcement of any claims against a Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

         SCUDDER FUNDS TRUST, Two International Place, Boston, Massachusetts 02110, has filed with the U.S. Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the 1933 Act, as amended, with respect to the shares of Short Term Bond Fund offered by the Fund's prospectus. The Fund's prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement and its amendments which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. The Registration Statement and its amendments, may be inspected at the principal office of the SEC at 450 Fifth Street, N.W., Washington and copies thereof may be obtained from the SEC at prescribed rates.

                              FINANCIAL STATEMENTS

Scudder Short Term Bond Fund

         The financial statements, including the Investment Portfolio of Scudder Short Term Bond Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements, attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1998, are incorporated by reference herein and are hereby deemed to be a part of this Statement of Additional Information.


                           RATINGS OF CORPORATE BONDS

         The two highest ratings of Moody's for corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and may have speculative characteristics as well.

         The two highest ratings of S&P for corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated securities. S&P's BBB rated bonds, or medium-grade category bonds, are between sound obligations and those where the speculative elements begin to predominate. Although these bonds have adequate asset coverage and normally are protected by satisfactory earnings, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

                                    GLOSSARY

1.       Bond

         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one-half the annual interest rate.

2.       Debt Obligation

         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium

         (a) Market Discount and Premium - A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market value and face value.

         (b) Original Issue Discount - An original issue discount is the discount from face value at which the bond is first offered to the public.

4.       Face Value

         The value of a bond that appears on the face of the bond, unless the value is otherwise specified by the issuing company. Face value is ordinarily the amount the issuing company promises to pay at maturity. Face value is not an indication of market value.

5.       Fixed Income Obligation

         An instrument under which the lender agrees to pay interest, either at a stated rate or according to a specified formula, over the life of the instrument, as well as to repay principal at maturity.

6.       Investment Company Taxable Income

         The investment company taxable income of a Fund includes dividends, interest (including original issue discount) and net short-term capital gains in excess of long-term capital losses, less expenses.

7.       Liquidation

         The process of converting securities or other property into cash.

8.       Maturity

         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

9.       Maturity Date

         Zero Coupon Fund will mature on the third Friday in December 2000 and proceeds of the liquidation of the Fund will be distributed shortly thereafter.


10.      Net Asset Value Per Share

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

         The value of the share of a Fund for purposes of sales and redemptions. (See "NET ASSET VALUE.")

11.      Net Investment Income

         The net investment income of a Fund is comprised of its interest income, including amortizations of original issue and certain market discounts, less amortizations of premiums and expenses paid or accrued.

12.      Par Value

         Par value of a bond is a dollar amount representing the denomination and assigned value of the bond. It signifies the dollar value on which interest on the bonds is computed and is usually the same as face value and maturity value for an individual bond. For example, most bonds are issued in $1,000 denominations and they have a face value, maturity value and par value of $1,000. Their market price can of course vary significantly from $1,000 during their life between issuance and maturity.

13.      Target or Target Year

         See Maturity Year.

14.      Target Date

         See Maturity Date.

15.      Zero Coupon Security

         A non-interest (non-cash) paying debt obligation which is issued at a substantial discount from its face value. Income is accrued over the life of the obligation, and cash equal to the face value is due at maturity.

                            Compound Interest Table^1

         The table below shows the return on $100 over 5, 10 and 15 year periods assuming interest rates of 5%, 7%, 9%, 11% and 13%.

                                                       Years
                                                       -----

            Interest Rate                5                10                15

                 5%                   $128.0            $163.8            $209.7
                 7%                    141.0             198.9             280.6
                 9%                    155.2             241.1             374.5
                 11%                   170.8             291.7             498.3
                 13%                   187.7             352.3             661.4

         ^1 Compounded semiannually at one-half the annual rate similar to normal bond calculation of yield-to-maturity. The calculation is different from a calculation of anticipated growth which involves additional assumptions. (See "THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES -- Management of Reinvestment Risk and Anticipated Growth of _______ Fund" and "DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.")


                               SCUDDER FUNDS TRUST

                            PART C. OTHER INFORMATION

Item 23.                      Exhibits:
--------

                    (a)       (a)(1)     Amended and Restated Declaration of Trust dated December 21, 1987 is incorporated by reference to Post-Effective Amendment No. 24 to the
                                         Registration Statement.

                              (a)(2)     Instrument dated September 17, 1982 Establishing and Designating Series of
                                         Shares is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(3)     Instrument dated September 17, 1982 Establishing and Designating an
                                         Additional Series of Shares is incorporated by reference to Post-Effective
                                         Amendment No. 24 to the Registration Statement.

                              (a)(4)     Instrument dated March 21, 1984 Establishing and Designating an Additional
                                         Series of Shares is incorporated by reference to Post-Effective Amendment
                                         No. 24 to the Registration Statement.

                              (a)(5)     Certificate of Amendment of Declaration of Trust dated June 29, 1989is incorporated by reference to Post-Effective Amendment No. 24 to the
                                         Registration Statement.

                              (a)(6)     Amendment of Establishment and Designation of Additional Series of Shares
                                         dated June 29, 1989 is incorporated by reference to Post-Effective
                                         Amendment No. 24 to the Registration Statement.

                              (a)(7)     Abolition of series by the Registrant dated June 29, 1989 on behalf of the
                                         U.S. Government 1990 Portfolio is incorporated by reference to
                                         Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(8)     Abolition of series by the Registrant dated June 29, 1989 on behalf of the
                                         General 1990 Portfolio is incorporated by reference to Post-Effective
                                         Amendment No. 24 to the Registration Statement.

                              (a)(9)     Abolition of series by the Registrant on behalf of the Scudder Zero Coupon
                                         1995 Fund, dated July 15, 1992 is incorporated by reference to
                                         Post-Effective Amendment No. 24 to the Registration Statement.

                              (a)(10)    Redesignation of Series of Registrant dated March 7, 1990 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                         Statement.

                              (a)(11)    Certificate of Amendment of Declaration of Trust dated July 2, 1991 is incorporated by reference to Post-Effective Amendment No. 24 to the
                                         Registration Statement.

                    (b)       (b)(1)     By-Laws of the Registrant dated as of September 17, 1982 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                         Statement.

                              (b)(2)     Amendment to the By-Laws of Registrant as of March 5, 1984 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration
                                         Statement.


                              (b)(3)     Amendment to the By-Laws of Registrant as of October 1, 1984 is
                                         incorporated by reference to Post-Effective Amendment No. 24 to the
                                         Registration Statement.

                              (b)(4)     Amendment to the By-Laws of Registrant as of December 12, 1991 is
                                         incorporated by reference to Post-Effective Amendment No. 24 to the
                                         Registration Statement.

                              (b)(5)     Amendment to the By-Laws of the Registrant dated September 17, 1992 is incorporated by reference to Post-Effective Amendment No. 24 to the
                                         Registration Statement.

                    (c)                  Inapplicable.

                    (d)       (d)(1)     Investment Management Agreement between the Registrant, on behalf of
                                         Scudder Short Term Bond Fund, and Scudder Kemper Investments, Inc. dated
                                         September 7, 1998 is incorporated by reference to Post-Effective Amendment
                                         No. 28 to the Registration Statement.

                              (d)(2)     Investment Management Agreement between the Registrant, on behalf of
                                         Scudder Zero Coupon 2000 Fund, and Scudder Kemper Investments, Inc. dated
                                         September 7, 1998 is incorporated by reference to Post-Effective Amendment
                                         No. 28 to the Registration Statement.

                    (e)       (e)(1)     Underwriting Agreement between the Registrant and Scudder Investor
                                         Services, Inc. dated September 7, 1998 is incorporated by reference to
                                         Post-Effective Amendment No. 28 to the Registration Statement.

                    (f)                  Inapplicable.

                    (g)       (g)(1)     Custodian Agreement between the Registrant and State Street Bank and Trust
                                         Company ("State Street Bank") dated December 17, 1982 is incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.

                              (g)(2)     Fee schedule for Custodian Agreement between the Registrant and State
                                         Street Bank is incorporated by reference to Post-Effective Amendment No.
                                         24 to the Registration Statement.

                              (g)(3)     Amendment to the Custodian Agreement between the Registrant and State
                                         Street Bank dated September 14, 1987 is incorporated by reference to
                                         Post-Effective Amendment No. 24 to the Registration Statement.

                              (g)(4)     Amendment to the Custodian Agreement between the Registrant and State
                                         Street Bank dated September 16, 1988 is incorporated by reference to
                                         Post-Effective Amendment No. 24 to the Registration Statement.

                              (g)(5)     Amendment to the Custodian Agreement between the Registrant and State
                                         Street Bank dated December 13, 1990 is incorporated by reference to
                                         Post-Effective Amendment No. 24 to the Registration Statement.

                    (h)       (h)(1)     Transfer Agency and Service Agreement with fee schedule between the
                                         Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 24 to the
                                         Registration Statement.

                                       2

                              (h)(2)     Revised fee schedule dated October 1, 1995 for Exhibit 9(a) is incorporated by reference to Post-Effective Amendment No. 23 to the
                                         Registration Statement.

                              (h)(3)     Revised fee schedule dated October 1, 1996 for Exhibit 9(a) is incorporated by reference to Post-Effective Amendment No. 23 to the
                                         Registration Statement.

                              (h)(4)     COMPASS Service Agreement with Scudder Trust Company dated October 1, 1995 is incorporated by reference to Post-Effective Amendment No. 22 to the
                                         Registration Statement.

                              (h)(5)     Revised fee schedule dated October 1, 1996 for Exhibit 9(h)(4) is incorporated by reference to Post-Effective Amendment No. 23 to the
                                         Registration Statement.

                              (h)(6)     Shareholder Services Agreement between the Registrant and Charles Schwab &
                                         Co., Inc. dated June 1, 1990 is incorporated by reference to
                                         Post-Effective Amendment No. 24 to the Registration Statement.

                              (h)(7)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                         Scudder Short Term Bond Fund, and Scudder Fund Accounting Corporation
                                         dated July 19, 1995 is incorporated by reference to Post-Effective
                                         Amendment No. 22 to the Registration Statement.

                              (h)(8)     Agreement and Plan of Reorganization dated November 9, 1998 by and between the Registrant and Scudder Short Term Bond Fund and Scudder Zero Coupon
                                         2000 Fund is incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement.

                    (i)                  Legal Opinion and Consent of Legal Counsel to be filed by subsequent amendment.

                    (j)                  Consent of Independent Accountants to be filed by subsequent amendment.

                    (k)                  Inapplicable.

                    (l)                  Inapplicable.

                    (m)                  Inapplicable.

                    (n)                  Inapplicable.

                    (o)                  Inapplicable.


Item 24.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

         Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1 No Personal Liability of Shareholders, Trustees, Etc.

                  No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred, which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2 Non-Liability of Trustees, Etc.

                  No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3 Mandatory Indemnification.

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                           "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (A) by the court or other body approving the settlement or other disposition; or

                                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Chairman of the Board, Scudder, Stevens & Clark (Luxembourg) S.A.#
                           Director, Scudder Investments (UK) Ltd. Ooo
                           Chairman of the Board, Scudder Investments Asia, Ltd. @
                           Chairman of the Board, Scudder Investments Japan, Inc.&
                           Senior Vice President, Scudder Investor Services, Inc.**
                           Director, Scudder Trust (Cayman) Ltd. Xxx
                           Director, Scudder, Stevens & Clark Australia @@
                           Director, Korea Bond Fund Management Co., Ltd.+

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member Group Executive Board, Zurich Financial Services, Inc. ##
                           Chairman, Zurich-American Insurance Company o

Nick Bratt                 Director and Vice President, Scudder Kemper Investments, Inc.**
                           Vice President, Scudder MAXXUM Company***
                           Vice President, Scudder, Stevens & Clark Corporation**
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                           CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                           Director, Scudder Investments (UK) Ltd. Ooo
                           Director, Scudder Investments Japan, Inc.&
                           Director, Scudder Kemper Holdings (UK) Ltd. Ooo
                           President and Director, Zurich Investment Management, Inc. Xx


         *        Two International Place, Boston, MA
         X        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY

         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         Xxx      Grand Cayman, Cayman Islands, British West Indies
         Oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         Xx       222 S. Riverside, Chicago, IL
         O        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
         Ooo      1 South Place 5th floor, London EC2M 2ZS England
         @        One Exchange Square 29th Floor, Hong Kong
         &        Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku,
                  Tokyo 105-0001
         @@       Level 3, 5 Blue Street North Sydney, NSW 2060

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Trustee and President
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

                                       7

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         John R. Hebble                    Assistant Treasurer                     Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                 Chief Financial Officer and Treasurer   None
         345 Park Avenue
         New York, NY  10154

         Lorie C. O'Malley                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                  Clerk                                   Assistant Secretary
         Two International Place
         Boston, MA  02110

         Kathryn L. Quirk                  Director, Senior Vice President, Chief  Trustee, Vice President
         345 Park Avenue                   Legal Officer and Assistant Clerk       and Assistant Secretary
         New York, NY  10154

         Robert A. Rudell                  Director and Vice President             None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President and Chief Compliance     None
         Two International Place           Officer
         Boston, MA  02110


         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage
                 Underwriter             Commissions       and Repurchases       Commissions        Other Compensation
                 -----------             -----------       ---------------       -----------        ------------------
               Scudder Investor              None                None                None               None
                Services, Inc.

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts on February 10, 2000.

                                                SCUDDER FUNDS TRUST


                                                By: /s/ John Millette
                                                    -----------------
                                                    John Millette
                                                    Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin                           President                                    February 10, 2000

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      February 10, 2000

/s/ Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      February 10, 2000

/s/ Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      February 10, 2000

/s/ George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      February 10, 2000

/s/ Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.*                      Trustee                                      February 10, 2000

/s/ Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Trustee, Vice President and Assistant        February 10, 2000
                                            Secretary

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      February 10, 2000


/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and           February 10, 2000
                                            Accounting Officer)


*By:     /s/ John Millette
         -----------------
         John Millette**

** Attorney-in-fact pursuant to a power of attorney filed herein.

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Henry P. Becton, Jr.                                                                   7/3/99
---------------------------------------
Henry P. Becton, Jr.                         Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Peter B. Freeman                                                                       6/30/99
---------------------------------------
Peter B. Freeman                             Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Dawn-Marie Driscoll                                                                    6/26/99
---------------------------------------
Dawn-Marie Driscoll                          Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/George M. Lovejoy, Jr.                                                                 6/29/99
---------------------------------------
George M. Lovejoy, Jr.                       Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----


/s/Wesley W. Marple, Jr.                                                                  6/26/99
---------------------------------------
Wesley W. Marple, Jr.                        Trustee

                                POWER OF ATTORNEY
                                -----------------

                          SCUDDER CASH INVESTMENT TRUST
                               SCUDDER FUNDS TRUST
                                SCUDDER GNMA FUND
                                INVESTMENT TRUST
                             SCUDDER PORTFOLIO TRUST
                        SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk                             Trustee

                                  POWER OF ATTORNEY

                            SCUDDER CASH INVESTMENT TRUST
                                 SCUDDER FUNDS TRUST
                                  SCUDDER GNMA FUND
                                  INVESTMENT TRUST
                               SCUDDER PORTFOLIO TRUST
                          SCUDDER U.S. TREASURY MONEY FUND

         Pursuant to the requirements of the Securities Act of 1933, this Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his/her capacity as trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Caroline Pearson, Kathryn L. Quirk, John Millette and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.

SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----

/s/Jean C. Tempel                                                                         6/29/99
---------------------------------------
Jean C. Tempel                               Trustee

                                                              File No. 2-73371
                                                              File No. 811-3229



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 30

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 29

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                               SCUDDER FUNDS TRUST

                               SCUDDER FUNDS TRUST

                                  EXHIBIT INDEX